SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

March 22, 2023

VIA EDGAR

Ms. Deborah O’Neal

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 1166 to the Registration Statement on Form N-1A of BlackRock FundsSM (the “Trust”) on behalf of its series, BlackRock Emerging Markets ex-China Fund

Dear Ms. O’Neal:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 1166 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) on behalf of BlackRock Emerging Markets ex-China Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on March 22, 2023.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement and (ii) making certain other non-material changes which the Fund deemed appropriate.

The Amendment also includes interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in the Amendment.

We have reviewed the Amendment and represent to the Securities and Exchange Commission that, to our knowledge, such Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the comments provided by Ms. Deborah O’Neal of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on December 21, 2022 regarding the Trust’s Post-Effective Amendment No.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

March 22, 2023

1151 to its Registration Statement filed with the Commission on November 10, 2022 pursuant to Rule 485(a) under the Securities Act. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectuses

Comment 1:    Please provide the completed fee tables and expense examples for each share class of the Fund a week prior to the effectiveness of the Fund’s registration statement.

Response:    The completed fee tables and expense examples for Investor A Shares, Institutional Shares and Class K Shares of the Fund were provided supplementally to the Staff on March 15, 2023.

Comment 2:    In the fee tables relating to Institutional Shares, Investor A Shares and Class K Share of the Fund, footnotes explain that BlackRock Advisors, LLC, as investment manager, has (i) contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through [    ], 20[    ], (ii) contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through [    ], 20[    ], and (iii) contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to [    ]% (for Investor A Shares), [    ]% (for Institutional Shares) and [    ]% (for Class K Shares) through [    ], 20[    ]. Please explain in correspondence whether each such contractual waiver/reimbursement agreement will last for at least one year.

Response:     The Fund’s disclosure has been revised to indicate that the expiration date for each such contractual waiver/reimbursement agreement is June 30, 2025, i.e., more than one year from the expected effective date of the Fund’s registration statement.

Comment 3:    With respect to the contractual expense limitation agreement discussed in the previous comment, please consider disclosing in the applicable footnote that the recapture provision in such expense limitation agreement would be limited to the lesser of (1) the expense cap in effect at the time of waiver, and (2) the expense cap in effect at the time of recapture.

March 22, 2023

Response:    The Trust confirms that the recapture provision in the adviser’s expense limitation agreement would be limited to the lesser of (1) the expense cap in effect at the time of waiver, and (2) the expense cap in effect at the time of recapture. While the Trust respectfully declines to add this disclosure to a fee table footnote, the Trust notes that the following disclosure is included in the section of the Fund’s Prospectuses entitled “Management of the Fund—BlackRock”:

“With respect to the contractual agreement to cap net expenses described above, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BlackRock, are less than the current expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Fund has more than $50 million in assets and (ii) BlackRock or an affiliate serves as the Fund’s manager or administrator. This repayment arrangement will terminate on March 30, 2030, and applies only to the contractual caps on net expenses and does not apply to the contractual management fee waivers described above or any voluntary waivers that may be in effect from time to time.”

Comment 4:    In the “Fund Overview—Principal Investment Strategies of the Fund” section of the Fund’s prospectuses, please consider adding disclosure regarding the Fund’s strategy for selecting securities, if any, other than the geographic consideration, (i.e., being an issuer located in a country that has an emerging capital market).

Response: The Trust confirms that the disclosure in the “Fund Overview—Principal Investment Strategies of the Fund” section of the Fund’s prospectuses accurately reflects the Fund’s strategy for selecting securities. Accordingly, the Trust respectfully submits that no additional disclosure is necessary in response to the Staff’s comment.

In addition, the following revisions were made to the first three paragraphs of this section:

Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of issuers located in countries with developing capital markets (other than China), and derivatives with similar economic characteristics.

March 22, 2023

For purposes of the Fund’s 80% policy, issuers located in countries with developing capital markets (other than China) are issuers that are located in a country that is a constituent country of the MSCI Emerging Markets ex China Index. The Fund considers an issuer to be located in a country ~~that has a developing capital market (other than China)~~ if (1) the issuer is organized under the laws of or maintains its principal place of business in such country, (2) the issuer’s securities are traded principally in such country, or (3) at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such country~~ies~~. ~~The Fund will generally focus its investments on issuers in countries included within the MSCI Emerging Markets ex China Index; however, the Fund may invest in issuers located in other countries with developing capital markets.~~ The Fund normally invests in at least three countries at any given time. Except as described herein, there are no other limits on the geographic allocation of the Fund’s investments. Because of the difficulty of investing substantial sums in some developing capital markets, in certain markets, the Fund may limit its investments to a relatively small number of large, actively-traded companies. The Fund may also gain exposure to securities of issuers located in countries with developing capital markets (other than China) through its investments in other investment companies, including exchange-traded funds, that invest in such securities.

~~The Fund considers an issuer to be located in China if the issuer is domiciled in the People’s Republic of China (“China” or the “PRC,” which, for the purpose of this policy, includes mainland China, Hong Kong and Macau, but not Taiwan).~~

Comment 5:    Please confirm whether under normal circumstances derivatives are valued using the mark-to-market value (i.e., not notional value) for purposes of the Fund’s 80% test.

Response:    The Trust confirms that under normal circumstances the Fund intends to value derivatives using the mark-to-market value for purposes of its 80% test.

Comment 6:    The Staff notes that the Fund’s principal strategies permit investment in fixed income securities issued by companies and governments in countries with developing capital markets. With respect to the Fund’s fixed income investments, please consider disclosing the Fund’s credit quality and maturity strategy.

March 22, 2023

Response:    In response to the Staff’s comment, the Fund has revised its disclosure to include the following in the sections entitled “Fund Overview—Key Facts About BlackRock Emerging Markets ex-China Fund—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies

“The Fund may invest in fixed income securities of any maturity or credit quality, including investments rated below investment grade.”

Comment 7:    The Staff notes that “High Portfolio Turnover Risk” is included in the sections entitled “Fund Overview—Key Facts About BlackRock Emerging Markets ex-China Fund—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks.” If high portfolio turnover is a principal strategy of the Fund, the Staff requests that the Fund consider including disclosure on high portfolio turnover in the sections entitled “Fund Overview—Key Facts About BlackRock Emerging Markets ex-China Fund—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies.”

Response:    In response to the Staff’s comment, the Fund has revised its disclosure to include the following in the sections entitled “Fund Overview—Key Facts About BlackRock Emerging Markets ex-China Fund—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies”:

“The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.”

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March 22, 2023

Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn
Jessica Holly
Douglas E. McCormack